SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2025	Oct. 31, 2024	Jan. 31, 2025	Jan. 31, 2024
AccountingPoliciesLineItems [Line Items]
Cash	$ 2,067						$ 2,067		$ 100,678	$ 30,146
Net loss	789,035	$ 777,964	$ 682,888	$ 2,352,581	$ 1,035,981	$ 1,044,266	2,249,887	$ 4,432,829	5,137,332	3,712,047
Working capital deficit	3,933,385						3,933,385		1,875,118
FDIC amount	250,000						250,000		250,000
Convertible notes payable	405,305						405,305		405,305
Accumulated deficit	(39,392,829)						(39,392,829)		(37,142,942)	$ (31,600,305)
Cash insurance limits									0
Accounting Standards Update 2020-06 [Member]
AccountingPoliciesLineItems [Line Items]
Net loss									5,137,332
Accumulated deficit	$ 405,305						$ 405,305		$ 405,305